Basis of Preparation and Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Disclosure Of Basis Of Preparation And Significant Accounting Policies [Abstract]
Basis of Preparation and Significant Accounting Policies
Note 2 - Basis of Preparation and Significant Accounting Policies

The accounting policies applied by the Company in these condensed consolidated unaudited interim financial statements are the same as those applied by the Company in its annual financial statements for 2020.

A.          Statement of compliance

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 Interim Financial Reporting and do not include all of the information required for full annual financial statements. They should be read in conjunction with the Company’s financial statements as at and for the year ended December 31, 2020 (hereinafter – "the annual financial statements").

These condensed consolidated interim financial statements were authorized for issue on September 30, 2021.

B.          Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to exercise judgment when making assessments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.  Actual results may differ from these estimates.

The significant judgments made by management in applying the Company’s accounting policies and the principal assumptions used in the estimation of uncertainty were the same as those that applied to the annual financial statements.

C.          Initial application of new standards, amendments to standards and interpretations

Amendments to IFRS 9, Financial Instruments, IAS 39, Financial Instruments: Recognition and Measurement, IFRS 7, Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16, Leases, Interest Rate Benchmark Reform – Phase 2 ("the Amendments")-

The Amendments include practical expedients regarding the accounting treatment of modifications in contractual terms that are a result of the interest rate benchmark reform (a reform that in the future will lead to the replacement of interest rates such as the Libor and Euribor). Thus, for example:

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When certain modifications are made in the terms of financial assets or financial liabilities as a result of the reform, the entity shall update the effective interest rate of the financial instrument instead of recognizing a gain or loss.

-	Certain modifications in lease terms that are a result of the reform shall be accounted for as an update to lease payments that depend on an index or rate.
-	Certain modifications in terms of the hedging instrument or hedged item that are a result of the reform shall not lead to the discontinuance of hedge accounting.

The Amendments are applicable retrospectively as from January 1, 2021 by amending the opening balance of equity for the annual reporting period in which the amendment was adopted without a restatement of comparative data.

Application of the Amendments did not have a material effect on the Company’s financial statements.

D.          New standards, amendments to standards and interpretations not yet adopted

Amendment to IAS 16, Property, Plant and Equipment (“the Amendment”) –
The Amendment annuls the requirement by which in the calculation of costs directly attributable to fixed assets, the net proceeds from selling certain items that were produced while the Company tested the functioning of the asset should be deducted (such as samples that were produced when testing the equipment). Instead, the proceeds from selling the items and the cost of the sold items shall be recognized in profit or loss.

The Amendment is effective for annual periods beginning on or after January 1, 2022. Early application is permitted. The Amendment shall be applied on a retrospective basis, including an amendment of comparative data, only with respect to fixed asset items that have been brought to the location and condition required for them to operate in the manner intended by management subsequent to the earliest reporting period presented at the date of initial application of the Amendment. The cumulative effect of the Amendment will adjust the opening balance of retained earnings for the earliest reporting period presented.

Application of the Amendments is not expected to have a material effect on the Company's financial statements.